                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated October 27, 2004
         to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004, September 17, 2004,
                    September 28, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                           HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946         1998          Director and Chairman, A I M Management Group      None
Trustee and President                            Inc. (financial services holding company);
                                                 Director and Vice Chairman, AMVESCAP PLC and
                                                 Chairman of AMVESCAP PLC - AIM Division
                                                 (parent of AIM and a global investment
                                                 management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors, Inc.
                                                 (registered broker dealer), AIM Investment
                                                 Services, Inc., (registered transfer agent),
                                                 and Fund Management Company (registered
                                                 broker dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC - Managed Products


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944         2001      Chairman, Crockett Technology Associates             ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                      company); and Captaris,
                                                                                                   Inc. (unified messaging
                                                                                                   provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959         2004       Senior Vice President, A I M Management Group        N/A
Senior Vice President and Chief               Inc. (financial services holding company) and
Compliance Officer                            A I M Advisors, Inc.; and Vice President,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                            INSTITUTIONAL CLASSES OF


                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated October 27, 2004 to
          the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004, August 9, 2004, September 17, 2004, September 28, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                           HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946          1998         Director and Chairman, A I M Management Group      None
Trustee and President                            Inc. (financial services holding company);
                                                 Director and Vice Chairman, AMVESCAP PLC and
                                                 Chairman of AMVESCAP PLC - AIM Division
                                                 (parent of AIM and a global investment
                                                 management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors, Inc.
                                                 (registered broker dealer), AIM Investment
                                                 Services, Inc., (registered transfer agent),
                                                 and Fund Management Company (registered
                                                 broker dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944        2001       Chairman, Crockett Technology Associates             ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                      company); and Captaris,
                                                                                                   Inc. (unified messaging
                                                                                                   provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959         2004       Senior Vice President, A I M Management Group        N/A
Senior Vice President and Chief               Inc. (financial services holding company) and
Compliance Officer                            A I M Advisors, Inc.; and Vice President,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.



                                       2